Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents		$ 45,126		$ 36,755
Written down amount		1,435		1,855
Derivative liability		2,259		1,712
Accounts receivable		31,302		24,903
Advance from customer	[1]	484		692
Advertising and marketing expenses		2,196		1,691	$ 1,737
Freight charges		5,279		5,239	6,158
Income and comprehensive income amount		1,317		1,130	$ 1,228
Social insurance plan contributions payable		97		$ 98
Taxes, Other		$ 100	¥ 15
Limitation period		10 years	10 years
VAT rate percentage		13.00%	13.00%	13.00%	13.00%
Cash equivalent value				$ 36,068
Restricted cash		$ 53,908
Bank account is insured by the government		$ 71	¥ 500
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of risk		23.30%	23.30%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of risk		11.10%	11.10%	13.60%	13.20%
European Union [Member]
Summary of Significant Accounting Policies [Line Items]
VAT rate percentage		19.00%	19.00%	19.00%	19.00%
CHINA
Summary of Significant Accounting Policies [Line Items]
Cash equivalent value		$ 16,630
Restricted cash		$ 10,258

[1]	Advance from customers mainly represent the advance received from customers for the finished goods purchases. The change in contract liabilities primarily represents the cash received, less amounts recognized as revenues during the period. All of the balance as of December 31, 2021 and 2022 had been recognized as revenue for the years ended December 31, 2022 and 2023, respectively. The Group expects to recognize the balance as of December 31, 2023 as revenue within the next 12 months.